LEASES	12 Months Ended
Dec. 31, 2021
LEASES
Leases

15. LEASES

The Company’s leases primarily consist of administrative real estate leases in Colombia and the United States, and the Company’s cultivation property in Santander, Colombia. Information regarding the Company’s leases is as follows:

Thousands of United States dollars	Year ended December 31, 2021	Year ended December 31, 2020
Lease expense
Amortization expense by class of underlying asset
Office Space	$196	$26
Building	10	-
Land	57	54
Total amortization expense	263	80
Interest on lease liabilities	52	16
Short-term and low value assets lease expense	14	-
Total lease expense	$329	$96

Other Information
Additions to right of use assets	$1,233	$94

Cash paid for amounts included in the measurement of lease liabilities
Financing cash flows from leases (interest)	44	16
Financing cash flows from leases (principal)	213	67
Operating cash flows for short term and low value asset leases	13	-
Total cash outflows from leases	$270	$83

Carrying amount of right of use asset by class of underlying asset
Office Space	$1,079	$70
Building	10	-
Land	140	248
Total carrying amount of right of use assets	$1,229	$318

The maturity analysis of the undiscounted contractual balances of the lease liability is as follows:

Thousands of United States dollars	Year ended December 31, 2021
2022	$519
2023	468
2024	329
2025	115
2026	84
Thereafter	-
Total undiscounted cash flows	$1,515
Less: present value discount	(195)
Total lease liabilities	$1,320

Most of the Company’s leases contain renewal options to continue the leases for another term equivalent to the original term, which are generally up to two years. The lease liabilities above include renewal terms that management has executed or is reasonably certain of renewing, which only included leases that would have expired in 2022. The Company’s land lease for 361 hectares of property in Santander, Colombia expires August 31, 2024 and is recorded as a right of use asset in property, plant and equipment. There is an option to extend the lease for an additional five years, unless either the Company or lessor provide notice to terminate the lease at the end of the original term with six months’ notice.